ALLOWANCE FOR EXPECTED CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
Balance Sheet items, allowance for credit loss
The following table presents the impact of the allowance for expected credit losses on the Company's balance sheet line items for the year ended December 31, 2021.

(in thousands of $)	Trade receivables	Other receivables	Related Party receivables	Investment in sales-type, direct financing leases and leaseback assets	Other long-term assets	Total
Balance as of December 31, 2020	33	881	1,973	4,390	1,894	9,171
Reclassification to 'vessels and equipment, net'	—	—	—	(2,030)	—	(2,030)
Additions from associates	—	—	569	—	—	569
Change in allowance recorded in 'other financial items'	63	(395)	713	(1,097)	(6)	(722)
Balance as of December 31, 2021	96	486	3,255	1,263	1,888	6,988